Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

19.    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2019, 2018 and 2017:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	2019	2018	2017
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	1,199,619	1,981,924	1,279,788
Denominators:
Weighted average number of shares outstanding	302,691,397	306,541,706	306,563,400
Potentially dilutive shares	57,892	684,681	719,912
Basic earnings per share	3.96	6.47	4.17
Diluted earnings per share	3.96	6.45	4.16